Restricted financial assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets pledged as collateral
Financial assets at fair value held for trading	$ 63,725	$ 64,367
of which: assets pledged as collateral which may be sold or repledged by counterparties	43,397	47,098
Loans and advances to customers	18,160	20,361
of which: mortgage loans	16,330	18,191
Financial assets at fair value not held for trading	961	2,140
of which: assets pledged as collateral that may be sold or repledged by counterparties	961	2,140
Debt securities classified as Other financial assets measured at amortized cost	2,234	2,506
of which: assets pledged as collateral that may be sold or repledged by counterparties	1,870	2,506
Financial assets measured at fair value through other comprehensive income	0	149
of which: assets pledged as collateral that may be sold or repledged by counterparties	0	149
Total financial assets pledged as collateral	85,079	89,523
Other restricted financial assets
Loans and advances to banks	3,408	3,730
Financial assets at fair value held for trading	392	741
Cash collateral receivables on derivative instruments	4,747	3,765
Loans and advances to customers	1,237	756
Financial assets at fair value not held for trading	22,765	23,243
Financial assets measured at fair value through other comprehensive income	894	0
Other	97	110
Total other restricted financial assets	33,540	32,345
Total financial assets pledged and other restricted financial assets	118,619	121,868
Pledged mortgage loans that could be withdrawn or used	2,700	2,700
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes	4,400	1,300
UBS AG
Financial assets pledged as collateral
Financial assets at fair value held for trading	63,834	64,418
of which: assets pledged as collateral which may be sold or repledged by counterparties	43,397	47,098
Loans and advances to customers	18,160	20,361
of which: mortgage loans	16,330	18,191
Financial assets at fair value not held for trading	961	2,140
of which: assets pledged as collateral that may be sold or repledged by counterparties	961	2,140
Debt securities classified as Other financial assets measured at amortized cost	2,234	2,506
of which: assets pledged as collateral that may be sold or repledged by counterparties	1,870	2,506
Financial assets measured at fair value through other comprehensive income	0	149
of which: assets pledged as collateral that may be sold or repledged by counterparties	0	149
Total financial assets pledged as collateral	85,188	89,574
Other restricted financial assets
Loans and advances to banks	3,408	3,730
Financial assets at fair value held for trading	392	741
Cash collateral receivables on derivative instruments	4,747	3,765
Loans and advances to customers	1,237	756
Financial assets at fair value not held for trading	22,328	22,917
Financial assets measured at fair value through other comprehensive income	894	0
Other	97	110
Total other restricted financial assets	33,104	32,019
Total financial assets pledged and other restricted financial assets	118,292	121,593
Pledged mortgage loans that could be withdrawn or used	2,700	2,700
Assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes	$ 4,400	$ 1,300